Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)	12 Months Ended
Mar. 31, 2026
Deferred tax assets and liabilities [abstract]
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)
12.
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)

12A Deferred tax assets (net)

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	3,466	3,459	37
Mark to market of derivative instruments	151	—	—
Difference in written down value of PPE and intangibles as per books of account and tax laws	70	7	0
Unamortised ancillary borrowing cost	1	1	0
Provision for decommissioning costs	592	811	9
Expected credit losses	182	69	1
Losses and unabsorbed depreciation available for offsetting against future taxable income	23,926	42,017	448
Unused tax credit (Minimum alternate tax)	292	346	4
Lease liabilities	666	817	9
Others	175	511	5
Deferred tax assets (gross) - Total (a)	29,521	48,038	512

Deferred tax liabilities (gross)
Mark to market of derivative instruments	667	1,006	11
Difference in written down value of PPE and intangibles as per books of account and tax laws	20,906	35,859	382
Unamortised ancillary borrowing cost	99	94	1
Right of use asset	712	700	7
Others	64	60	1
Deferred tax liabilities (gross) - Total (b)	22,448	37,719	402

Deferred tax assets (net) (a) - (b)	7,073	10,319	110

12B Deferred tax liabilities (net)

	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	195	430	5
Mark to market of derivative instruments	797	637	7
Difference in written down value of PPE and intangibles as per books of account and tax laws	68,256	69,084	736
Unamortised ancillary borrowing cost	168	141	1
Right of use asset	561	880	9
Others	66	158	2
Deferred tax liabilities (gross) - Total (c)	70,043	71,330	760

Deferred tax assets (gross)
Mark to market of derivative instruments	14	—	—
Unamortised ancillary borrowing cost	9	2	0
Provision for decommissioning costs	1,685	1,635	17
Expected credit losses	399	304	3
Losses and unabsorbed depreciation available for offsetting against future taxable income	39,487	37,244	397
Unused tax credit (Minimum alternate tax)	2,722	3,395	36
Lease liabilities	737	1,025	11
Government grant (viability gap funding)	355	334	4
Others	154	264	3
Deferred tax assets (gross) - Total (d)	45,562	44,203	471
Deferred tax liabilities (net) (c) - (d)	24,481	27,127	289

12C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Accounting profit before income tax	8,142	10,034	13,620	145

Tax at the India's tax rate of 25.168% applicable to RPL (March 31, 2025: 25.168%)	2,540	2,525	3,428	37

Disallowance / (Allowance) under section 94B of the Income Tax Act (net) (1)	1,968	1,763	(1,003)	(11)
Tax rate differences	(115)	(217)	(498)	(5)
Unabsorbed depreciation and business losses (1) (2)	1,000	694	934	10
Change in estimates for recoverability of Minimum alternate tax	17	(53)	(1)	(0)
Adjustment of tax relating to earlier periods	(528)	582	137	1
On account of adoption of new tax law			—
- MAT credit written off	81	414	—	—
- Recognition / reversal of DTA/ DTL	(2)	(49)	—	—
Effect of tax holidays and other tax exemptions (3)	(288)	(20)	664	7
Other non-deductible expenses	(678)	(196)	(426)	(5)
Tax expense at the effective income tax rate	3,995	5,443	3,235	34
Current tax expense reported in the consolidated statement of profit or loss	981	1,514	3,775	40
Deferred tax expense reported in the consolidated statement of profit or loss	3,014	3,929	(540)	(6)
	3,995	5,443	3,235	34

Notes

(1)
The Group has not recognised DTA in absence of reasonable certainty towards its realisation. The net amount for 94B allowances for March 31, 2026 includes a credit of INR 1,922 representing a previously unrecognised DTA which the Group is now reasonably certain of realisation.
(2)
The amount is net off by INR Nil (March 31, 2025: INR 2,030, March 31, 2024: INR 1,064) that represents previously unrecognised DTA which was recognised in the current year.
(3)
The amount for March 31, 2026 includes a one time charge of INR 693 in few of the subsidiaries on account of their decision to move to the alternate lower tax regime and surrender future claim of tax holiday.

12 D Reconciliation of DTA (net) and DTL (net):

a) For the year ended March 31, 2024

Particulars	Opening balance DTA / (DTL) as at April 1, 2023	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Addition through business combination (refer Note 52)	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2024
Compound financial instruments	2,554	380	—	(40)	—	1	2,895
Gain / (loss) on mark to market of derivative instruments	(432)	(268)	(84)	(275)	—	287	(772)
Difference in written down value of PPE & intangibles as per books of account and tax laws	(72,547)	(8,775)	—	—	—	3,237	(78,085)
Unamortised ancillary borrowing cost	(310)	(10)	—	—	—	1	(319)
Provision for decommissioning cost	4,312	(1,750)	—	—	—	(37)	2,525
Expected credit losses	384	38	—	—	—	—	422
Unabsorbed depreciation available for offsetting against future taxable income	51,202	5,160	711	—	—	(3,126)	53,947
Tax losses available for offsetting against future taxable income	686	1,364	—	—	—	—	2,050
Minimum alternate tax	2,376	658	—	—	—	—	3,034
Lease liabilities	724	534	—	—	—	(91)	1,167
Government grant (viability gap funding)	405	47	—	—	—	—	452
Right of use asset	(844)	(417)	—	—	—	87	(1,174)
Others	681	25	3	—	—	—	709
	(10,809)	(3,014)	630	(315)	—	359	(13,149)

b) For the year ended March 31, 2025

Particulars	Opening balance DTA / (DTL) as at April 1, 2024	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Addition through business combination (refer Note 52)	Adjustment on account of sale of subsidiary	Closing balance DTA/ (DTL) as at March 31, 2025
Compound financial instruments	2,895	407	—	(40)	—	—	3,262
Gain / (loss) on mark to market of derivative instruments	(772)	28	(32)	(480)	—	—	(1,256)
Difference in written down value of PPE & intangibles as per books of account and tax laws	(78,085)	(13,428)	—	—	—	2,463	(89,050)
Unamortised ancillary borrowing cost	(319)	63	—	—	—	—	(256)
Provision for decommissioning cost	2,525	(234)	—	—	—	(15)	2,276
Expected credit losses	422	158	—	—	—	—	580
Unabsorbed depreciation available for offsetting against future taxable income	53,947	8,483	42	—	—	(2,256)	60,216
Tax losses available for offsetting against future taxable income	2,050	1,111	—	—	—	—	3,161
Minimum alternate tax	3,034	(20)	—	—	—	—	3,014
Lease liabilities	1,167	287	—	—	—	(52)	1,402
Government grant (viability gap funding)	452	(98)	—	—	—	—	354
Right of use asset	(1,174)	(148)	—	—	—	50	(1,272)
Others	709	(538)	(10)	—	—	—	161
	(13,149)	(3,929)	0	(520)	—	190	(17,408)

c)
For the year ended March 31, 2026

Particulars	Opening balance DTA / (DTL) as at April 1, 2025	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Addition through business combination (refer Note 52)	Adjustment on account of sale of subsidiary	Closing balance DTA / (DTL) as at March 31, 2026
Compound financial instruments	3,262	(145)	—	—	—	(21)	3,096
Gain / (loss) on mark to market of derivative instruments	(1,256)	298	(697)	—	—	20	(1,635)
Difference in written down value of PPE & intangibles as per books of account and tax laws	(89,050)	(20,104)	—	—	(144)	4,303	(104,995)
Unamortised ancillary borrowing cost	(256)	31	—	—	—	(6)	(231)
Provision for decommissioning cost	2,276	187	—	—	—	(17)	2,446
Expected credit losses	580	(208)	—	—	—	—	372
Unabsorbed depreciation available for offsetting against future taxable income	60,216	19,446	216	—	—	(3,584)	76,294
Tax losses available for offsetting against future taxable income	3,161	(230)	—	—	—	—	2,931
Minimum alternate tax	3,014	728	—	—	—	—	3,742
Lease liabilities	1,402	548	—	—	—	(109)	1,841
Government grant (viability gap funding)	354	(20)	—	—	—	—	334
Right of use asset	(1,272)	(400)	—	—	—	93	(1,579)
Others	161	409	6	—	—	—	576
	(17,408)	540	(475)	—	(144)	679	(16,808)

The Group based on profit projections supported by existing PPAs and underlying contractual agreements believes that the utilisation of entire deferred tax assets is probable. All items of deferred tax assets have an infinite life except for those on tax losses and MAT which can be carried forward for a maximum period 8 years and 15 years, respectively, from the date of their origination. The Group based on its current profit projections expects to realise the deferred tax asset recognised on tax losses and MAT in their respective permissible carried forward periods. Additionally, the Group has performed sensitivities by reducing revenues and profits by 5% and noted that there was no material impact on recoverability of the recognised deferred tax assets.

The Group has tax losses amounting to INR 22,911 (March 31, 2025: INR 15,002; March 31, 2024: INR 17,538) having an expiry period of 1 to 8 years (March 31, 2025 and 2024: 1 to 8 years), unabsorbed depreciation amounting to INR 76 (March 31, 2025: INR 13; March 31, 2024: INR 5,187) which are available for utilisation indefinitely and MAT credit amounting to INR 25 (March 31, 2025: INR 16; March 31, 2024: INR 229) having an expiry period of 4 to 15 years (March 31, 2025: 5 to 15 years and March 31, 2024: 8 to 15 years) on which deferred tax assets have not been recognised as there may not be sufficient taxable profits to offset these losses.

Certain subsidiaries of the Group have undistributed earnings which, if paid out as dividends, would be subject to tax in the hands of recipient. An assessable temporary difference exists, but no deferred tax liability has been recognised as the Parent is able to control timing of distributions from these subsidiaries. The Parent is not expected to distribute these profits from the subsidiaries in the foreseeable future and no material tax charge is expected whenever distribution occurs.

12E There are additional disallowances / additions to returned income of RPL in earlier years on account of share based payment expenses, interest expense and few other disallowances. The management based on past legal precedents and the views of tax specialists believes that it has strong grounds on merit for successful appeal in this matter. The total exposure on the Group on account of such disallowances is INR 1,675 (March 31, 2025: INR 1,675) plus applicable interest till the settlement of such disputes. Further, the management based on past legal precedents and the views of tax specialists also believes that no penalty can be levied on such issue.